Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	20 Months Ended	36 Months Ended	49 Months Ended	60 Months Ended	73 Months Ended	98 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000154646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Active High Yield ETF $17,425
C000259043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Capital Appreciation Select ETF $13,286
C000243208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Focused Blue Chip ETF $14,630
C000254970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal International Equity ETF $14,543
C000199630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Investment Grade Corporate ETF $12,490
C000166474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Quality ETF $32,536
C000235507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Real Estate Active Opportunities ETF $12,075
C000219817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Spectrum Preferred and Income ETF $13,310
C000172043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Spectrum Preferred Securities Active ETF $14,503
C000193921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal U.S. Mega-Cap ETF $33,896
C000173454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal U.S. Small-Cap ETF $31,446
C000166475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Principal Value ETF $28,241
Without Sales Load [Member] | C000154646
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%					4.85%						5.71%
Without Sales Load [Member] | C000259043
Average Annual Return [Line Items]
Average Annual Return, Percent	23.86%	25.16%
Without Sales Load [Member] | C000243208
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.28%)			13.66%
Without Sales Load [Member] | C000254970
Average Annual Return [Line Items]
Average Annual Return, Percent	24.36%		25.10%
Without Sales Load [Member] | C000199630
Average Annual Return [Line Items]
Average Annual Return, Percent	4.66%					(0.07%)		2.73%
Without Sales Load [Member] | C000166474
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%					8.36%						12.52%
Without Sales Load [Member] | C000235507
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%				4.69%
Without Sales Load [Member] | C000219817
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%					3.27%	4.82%
Without Sales Load [Member] | C000172043
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%					3.12%				4.24%
Without Sales Load [Member] | C000193921
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%					14.82%			15.03%
Without Sales Load [Member] | C000173454
Average Annual Return [Line Items]
Average Annual Return, Percent	32.54%					9.58%					12.43%
Without Sales Load [Member] | C000166475
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%					7.77%						10.94%
Principal ETF Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index $11,656
Average Annual Return, Percent	3.79%					0.08%						1.54%
Principal ETF Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $13,149
Average Annual Return, Percent	22.02%	24.14%
Principal ETF Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $17,354
Average Annual Return, Percent	22.02%			20.40%
Principal ETF Index: MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index $14,460
Average Annual Return, Percent	27.66%		25.06%
Principal ETF Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index $11,765
Average Annual Return, Percent	3.79%					0.08%		2.00%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $42,271
Average Annual Return, Percent	22.32%					13.41%						15.51%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $20,028
Average Annual Return, Percent	22.82%				18.37%
Principal ETF Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $9,504
Average Annual Return, Percent	0.62%					(1.55%)	(0.84%)
Principal ETF Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,682
Average Annual Return, Percent	0.62%					(1.55%)				0.74%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $33,813
Average Annual Return, Percent	22.32%					13.41%			15.00%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $39,091
Average Annual Return, Percent	22.82%					12.31%					14.97%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $42,271
Average Annual Return, Percent	22.32%					13.41%						15.51%
Principal ETF Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,582
Average Annual Return, Percent	5.91%					4.17%						5.80%
Principal ETF Index: Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $18,331
Average Annual Return, Percent	17.71%			22.64%
Principal ETF Index: Bloomberg US Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Investment Grade Index $12,646
Average Annual Return, Percent	4.34%					0.34%		2.90%
Principal ETF Index: S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index $47,382
Average Annual Return, Percent	24.96%					13.60%						16.83%
Principal ETF Index: FTSE NAREIT All Equity REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REIT Index $12,409
Average Annual Return, Percent	15.43%				5.38%
Principal ETF Index: ICE BofA 7% Constrained DRD Eligible Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,922
Average Annual Return, Percent	4.49%					1.15%	2.95%
Principal ETF Index: ICE BofA US Investment Grade Institutional Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Investment Grade Institutional Capital Securities Index $15,374
Average Annual Return, Percent	6.29%					3.76%				4.91%
Principal ETF Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $27,710
Average Annual Return, Percent	40.78%					6.98%					10.99%
Principal ETF Index: S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index $24,402
Average Annual Return, Percent	16.16%					8.97%						9.33%